DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - hydroponicFarm	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of large scale hydroponic farms	5	4	1